Segment Reporting	12 Months Ended
Dec. 31, 2013
Segment Reporting
24	Segment reporting

The Company accounts for segmental reporting under ASC 280, “Segment reporting”. It has three reportable segments based on its major product groups: patient monitoring and life support products, in-vitro diagnostic products and medical imaging systems. Each reportable segment derives its revenues from the sale of their products. The Company’s chief operating decision makers, has been identified as the Chief Executive Officer, review these operating segment results when making resource allocation decisions and evaluating the performance of the Company’s business.

The Company does not allocate operating expenses to individual reportable segments when making resource allocation decisions and evaluating its business performance. Accordingly, there are measurement differences between the reportable segments and the consolidated financial statements.

A measure for total assets of the Company’s reportable segments was not disclosed because asset information is not included in the measures reviewed by the chief operating decision maker. The following table presented selected financial information relating to the Company’s reportable segments for the years ended December 31, 2011, 2012 and 2013:

	Patient Monitoring and Life Support Products	In-vitro Diagnostic Products	Medical Imaging Systems	Others	Total
Years Ended December 31,
2011
Net revenues	$386,692	$222,270	$221,603	$50,178	$880,743
Cost of revenues	(174,509)	(98,348)	(77,020)	(44,425)	(394,302)

Gross profit	$212,183	$123,922	$144,583	$5,753	$486,441

2012
Net revenues	$449,131	$286,075	$253,234	$71,614	$1,060,054
Cost of revenues	(195,333)	(119,420)	(87,983)	(56,653)	(459,389)

Gross profit	$253,798	$166,655	$165,251	$14,961	$600,665

2013
Net revenues	$469,689	$335,511	$303,416	$105,371	$1,213,987
Cost of revenues	(199,809)	(141,089)	(112,667)	(73,837)	(527,402)

Gross profit	$269,880	$194,422	$190,749	$31,534	$686,585

Geographic disclosures

The Company’s net revenues by geography are based on country of customer destination. The net revenues attributable by the PRC, the United States, Europe and other countries for the years ended December 31, 2011, 2012 and 2013 were as follows:

	Years Ended December 31,
	2011	2012	2013
Net revenues:
PRC	$374,312	$472,991	$551,155
United States	136,689	143,586	160,614
Europe	91,046	100,985	121,262
Rest of the world	278,696	342,492	380,956

Total net revenues	$880,743	$1,060,054	$1,213,987

Long-lived assets located at the respective geographic areas as of December 31, 2012 and 2013 are as follows:

	December 31,
	2012	2013
Long-lived assets
PRC	$288,978	$342,919
United States	28,546	30,110
Rest of the world	7,407	11,144

Total long-lived assets	$324,931	$384,173

For the above table, long-lived assets represents the total assets less current assets, non-current restricted cash, other assets, non-current accounts receivable, net, advances for purchase of property, plant and equipment, intangible assets, net and goodwill.

Major customers

There was no single customer who accounted for 2% or more of the Company’s net revenues for the years ended December 31, 2011, 2012 and 2013, respectively.